Fair Value (Details 6) (Level 3)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Mortgage loans held for sale at fair value | Minimum
Quantitative summary of key inputs or assumptions used in the valuation of financial statement items
Discount rate (as a percent)	7.80%
Twelve-month projected housing price index change (as a percent)	4.50%
Prepayment speed (as a percent)	1.60%
Total prepayment speed (as a percent)	2.90%
Mortgage loans held for sale at fair value | Maximum
Quantitative summary of key inputs or assumptions used in the valuation of financial statement items
Discount rate (as a percent)	13.40%
Twelve-month projected housing price index change (as a percent)	4.70%
Prepayment speed (as a percent)	5.10%
Total prepayment speed (as a percent)	5.20%
Mortgage loans held for sale at fair value | Weighted average
Quantitative summary of key inputs or assumptions used in the valuation of financial statement items
Discount rate (as a percent)	8.90%
Twelve-month projected housing price index change (as a percent)	4.60%
Prepayment speed (as a percent)	4.40%
Total prepayment speed (as a percent)	4.70%
IRLCs | Minimum
Quantitative summary of key inputs or assumptions used in the valuation of financial statement items
Pull-through rate (as a percent)	62.10%	61.60%
MSR value expressed as: Servicing fee multiple	2.0	3.2
MSR value expressed as: Percentage of UPB	0.40%	0.60%
IRLCs | Maximum
Quantitative summary of key inputs or assumptions used in the valuation of financial statement items
Pull-through rate (as a percent)	98.10%	98.10%
MSR value expressed as: Servicing fee multiple	5.0	4.2
MSR value expressed as: Percentage of UPB	2.40%	2.20%
IRLCs | Weighted average
Quantitative summary of key inputs or assumptions used in the valuation of financial statement items
Pull-through rate (as a percent)	81.70%	79.10%
MSR value expressed as: Servicing fee multiple	3.7	4.0
MSR value expressed as: Percentage of UPB	0.90%	0.90%